FlexShares Global Quality Real Estate Index Fund
FlexShares® Global Quality Real Estate Index Fund
Investment Objective
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust Global Quality Real Estate IndexSM (the “Underlying Index”).
Fees And Expenses Of The Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FlexShares Global Quality Real Estate Index Fund FlexShares Global Quality Real Estate Index Fund
Management Fees	0.45%
Distribution (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.46%
Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.45%
[1]	Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”) has contractually agreed to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel until March 1, 2018. The Fund’s Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	FlexShares Global Quality Real Estate Index Fund FlexShares Global Quality Real Estate Index Fund USD ($)
1 Year	$ 46
3 Years	147
5 Years	257
10 Years	$ 578

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover may vary from year to year, as well as within a year. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Principal Investment Strategies
The Underlying Index is designed to measure the performance of companies that exhibit certain quality, valuation and momentum characteristics within a universe of publicly-traded equity securities of U.S. and non-U.S. real estate investment trusts (REITs) and real estate companies. Eligible securities are selected for inclusion in the Underlying Index to maximize fundamental or “quality” factors, such as strength in profitability, management expertise, cash flow and other factors, as well as value and momentum factors, as determined by NTI (in its capacity as the index provider (the “Index Provider”)), pursuant to its index methodology. A company must meet the following criteria to be eligible for inclusion in the Underlying Index: (a) it must be an equity owner or operator of real estate; (b) it must be classified under the business sector of “Real Estate” by Thompson Reuters Business Classifications or have registered as a real estate investment trust under its applicable local tax code; and (c) the liquidity of the company’s stock must be commensurate with that of other institutionally held real estate securities, as determined by the Index Provider pursuant to its index methodology. The following types of securities are not included in the Underlying Index: mortgage REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and real estate agents and home builders, as well as companies that have more than 50% of their assets in direct mortgage investments. In addition to tracking the performance of the Underlying Index, the Investment Adviser seeks to minimize portfolio turnover and tax inefficiencies. The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is reconstituted on a quarterly basis.

As of January 31, 2017, the Underlying Index was comprised of 168 issues with market capitalizations ranging from $402.6 million to $56.5 billion. As of the same date, the Underlying Index’s five largest constituents (by weighting) were Public Storage, Prologis Inc., Equity Residential, Scentre Group, and Avalonbay Communities, Inc. As of January 31, 2017, the top five countries (by weighting) represented in the Underlying Index were the United States (52.2%), Hong Kong (10.4%), Japan (10.2%), Australia (7.2%), and Great Britain (4.6%). The composition of the Underlying Index will change over time.

NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. Securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error to a greater extent than a fund that seeks to replicate an index. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index. The Fund reserves the right to use a replication indexing strategy if NTI determines that it is in the best interests of the Fund.

Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index. The Fund may also invest up to 20% of its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts, options on futures contracts and forward currency contracts, as well as securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.

The Underlying Index is created and sponsored by NTI, as the Index Provider. NTI also serves as the investment adviser to the Fund. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Additional information regarding the Index Provider is provided in the “More Information about Underlying Indexes and Index Providers” section of the Prospectus.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended, and may invest more of its assets in fewer issuers than “diversified” funds.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 31, 2017, the Fund was concentrated in the following industry: Equity Real Estate Investment Trusts (76.4%). The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.
Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk is the risk that securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Authorized Participant Concentration Risk is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as Authorized Participants (as defined in the Creations and Redemptions section of this Prospectus). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This Authorized Participant Concentration Risk may be heightened because of its investments in non-U.S. securities.

Calculation Methodology Risk is the risk the Fund faces because the Fund’s Underlying Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider nor the Investment Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Concentration Risk is the risk that, to the extent the Fund's investments are concentrated in the securities of issuers in a particular region, country, market, industry, sector or asset class, the Fund may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that region, country, market, industry, sector or asset class.

Currency Risk is the risk that, because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall NAV. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fund invests, causing an adverse impact on the Fund’s investments in the affected region.

Derivatives Risk is the risk of investing in derivative instruments, such as futures contracts, options on futures contracts and forward currency contracts. These risks include liquidity, interest rate, market, credit, counterparty and management risks, as well as the risk of mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Emerging Markets Risk is the risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

Equity Securities Risk is the risk that the values of the equity securities owned by the Fund may be more volatile than other asset classes, and includes the risk that preferred stocks and real estate investment trusts (“REITs”) will be more sensitive to interest rate changes.

Foreign Securities Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in U.S. securities, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. To the extent that the Fund’s assets are concentrated in a single country or geographic region, the Fund will be subject to the risks associated with that particular country or region.

Interest Rate Risk is the risk that rising interest rates may adversely affect the Fund. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of the Fund may decline when investors anticipate or experience rising interest rates.

Issuer Risk is the risk that changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value.

Management Risk is the risk that the representative sampling strategy used by NTI may fail to produce the intended results.

Market Risk is the risk that the Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Segment Risk is the risk that concentrating in a particular segment of the market will generally be more volatile than investing more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting real estate companies, including REITs, may have a significant impact on the Fund’s performance.

Market Trading Risk is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Disruptions to creations and redemptions or the existence of extreme volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price of the Fund is at a premium to its NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Mid and Small Cap Stock Risk is the risk that stocks of mid-sized and smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Mid-sized and small companies may have limited product lines or financial resources, may be dependent upon a particular niche of the market, or may be dependent upon a small or inexperienced management group. Securities of smaller companies may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Momentum Risk is the risk that securities that have had higher recent price performance compared to other securities may be more volatile than a broad cross-section of securities or that returns on securities that have previously exhibited price momentum are less than returns on other securities or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments.

Non-Diversification Risk is the risk that Fund performance may depend on the performance of a small number of issuers because the Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers.

Passive Investment Risk is the risk that the Fund is not actively managed and NTI does not attempt to take defensive positions in any market conditions, including declining markets.

Real Estate Securities Risk is the risk that the Fund is subject to the risks associated with investment in the real estate sector in addition to the general risk of the stock market. Investing in securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way in which real estate companies are organized and operated. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of real estate securities may underperform other sectors of the economy or broader equity markets. To the extent that the Fund concentrates its investments in the real estate sector, it may be subject to greater risk of loss than if it were diversified across different industry sectors.

REIT Risk is the risk that the Fund’s investments will be affected by factors affecting REITs and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk is the risk that the Fund’s performance may vary substantially from the performance of the Underlying Index. The Fund employs a representative sampling strategy, and may incur tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Issuer Risk is the risk of significant exposure to United States issuers. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Valuation Risk is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise.

Value Investing Risk is the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Fund Performance
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information on the Fund’s performance results can be obtained by visiting www.flexshares.com.
Calendar Year Total Returns

For the period shown in the bar chart above: Best Quarter (12/31/2014): 9.17% Worst Quarter (12/31/2016): -4.18%
Average Annual Total Returns (for the periods ended December 31, 2016)
Average Annual Total Returns - FlexShares Global Quality Real Estate Index Fund		One Year	Since Inception of Fund	Inception Date of Fund
FlexShares Global Quality Real Estate Index Fund		3.97%	7.09%	Nov. 05, 2013
FlexShares Global Quality Real Estate Index Fund | After Taxes on Distributions		2.32%	5.84%
FlexShares Global Quality Real Estate Index Fund | After Taxes on Distributions and Sale of Shares		2.41%	4.97%
Dow Jones Global Select Real Estate Securities Total Return Net Index	[1],[2]	3.72%	5.93%
FTSE EPRA/NAREIT Developed Index NR USD℠	[1],[2]	4.06%	4.71%
Northern Trust Global Quality Real Estate Index℠	[1]	4.04%	7.01%
[1]	Reflects no deduction for fees, expenses or taxes.
[2]	The table reflects performance for the Dow Jones Global Select Real Estate Securities Total Return Net Index (the “Prior Market Index”) and the FTSE EPRA/NAREIT Developed Index NR USDSM (the “New Market Index”). The Investment Adviser believes that the New Market Index is a more appropriate broad-based securities market index for performance comparison purposes than the Prior Market Index based on the Fund’s holdings.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of Fund shares.